CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net sales	$ 37,442,000,000	$ 34,717,000,000	$ 33,009,000,000
Costs, expenses and other
Cost of products and services sold	23,613,000,000	21,360,000,000	20,637,000,000
Research and development expenses	1,812,000,000	1,454,000,000	1,375,000,000
Selling, general and administrative expenses	5,450,000,000	5,235,000,000	4,887,000,000
Impairment of goodwill	724,000,000	0	0
Impairment of assets held for sale	270,000,000	219,000,000	0
Other (income) expense	(1,247,000,000)	(843,000,000)	(830,000,000)
Interest and other financial charges	1,344,000,000	1,048,000,000	749,000,000
Total costs, expenses and other	31,966,000,000	28,473,000,000	26,818,000,000
Income from continuing operations before taxes	5,476,000,000	6,244,000,000	6,191,000,000
Tax expense	1,008,000,000	1,249,000,000	1,262,000,000
Net income from continuing operations	4,468,000,000	4,995,000,000	4,929,000,000
Net income from discontinued operations	304,000,000	745,000,000	743,000,000
Net income	4,772,000,000	5,740,000,000	5,672,000,000
Less: Net income attributable to noncontrolling interest	43,000,000	35,000,000	14,000,000
Net income attributable to Honeywell	$ 4,729,000,000	$ 5,705,000,000	$ 5,658,000,000
Earnings per share of common stock—basic:
Earnings per share of common stock from continuing operations - basic (in dollars per share)	$ 6.98	$ 7.63	$ 7.41
Earnings per share of common stock from discontinued operations - basic (in dollars per share)	0.42	1.13	1.12
Total earnings per share of common stock—basic (in dollars per share)	7.40	8.76	8.53
Earnings per share of common stock—assuming dilution:
Earnings per share of common stock from continuing operations - assuming dilution (in dollars per share)	6.94	7.58	7.36
Earnings per share of common stock from discontinued operations - assuming dilution (in dollars per share)	0.42	1.13	1.11
Total earnings per share of common stock—assuming dilution (in dollars per share)	$ 7.36	$ 8.71	$ 8.47
Product
Net sales	$ 24,515,000,000	$ 22,841,000,000	$ 22,345,000,000
Costs, expenses and other
Cost of products and services sold	16,153,000,000	15,017,000,000	14,836,000,000
Service
Net sales	12,927,000,000	11,876,000,000	10,664,000,000
Costs, expenses and other
Cost of products and services sold	$ 7,460,000,000	$ 6,343,000,000	$ 5,801,000,000